Cover Page - shares	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2023
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Registrant Name	PropertyGuru Group Limited
Entity Central Index Key	0001873331
Securities Act File Number	001-41330
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Shell Company	false
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Paya Lebar Quarter
Entity Address, Address Line Two	1 Paya Lebar Link#12-01/04
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	408533
Title of 12(b) Security	Ordinary Shares, par value $0.0001 per share
Trading Symbol	PGRU
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding		162,580,269
ICFR Auditor Attestation Flag	false
Auditor Name	PricewaterhouseCoopers LLP
Auditor Firm ID	1093
Auditor Location	Singapore
Document Accounting Standard	International Financial Reporting Standards
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Hari V. Krishnan
Entity Address, Address Line One	Paya Lebar Quarter
Entity Address, Address Line Two	1 Paya Lebar Link#12-01/04
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	408533
City Area Code	65
Local Phone Number	6238 5971